EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Expense By Nature [Line Items]
Share-based payments (Note 10)	$ 1,401,414	$ 758,927	$ 1,246,946
CPRIT grant claimed on eligible expenses (Note 17)	(229,201)	(5,192,799)
Total	4,873,335	5,726,366	13,060,201
Research and development expense
Expense By Nature [Line Items]
Clinical	1,177,179	2,623,636	2,920,104
Consulting	624,879	935,151	1,333,323
Legal patents and license fees	561,099	834,295	905,392
Manufacturing	219,526	3,571,106	3,601,407
Other	40,845	187,228	306,657
Pharmacology	372,509	407,373	866,527
Preclinical	446,748	0	0
Program administration	385,085	(38,534)	381,429
Royalties	66,929	48,863	46,228
Salaries and benefits	845,428	2,213,655	2,194,047
Share-based payments (Note 10)	324,528	(3,870)	322,160
Travel	37,781	140,262	182,927
CPRIT grant claimed on eligible expenses (Note 17)	(229,201)	(5,192,799)	0
Total	$ 4,873,335	$ 5,726,366	$ 13,060,201